Convertible Preferred Stock and Stockholders' Equity (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2011	Sep. 30, 2014
Warrants
Warrants Outstanding (in shares)	45,468
Series C convertible preferred stock, expiring on 07/12/2016
Warrants
Warrants Outstanding (in shares)	1,449
Exercise Price (in dollars per share)	20.70
Series D convertible preferred stock, expiring on 08/28/2018
Warrants
Warrants Outstanding (in shares)	14,130
Exercise Price (in dollars per share)	27.60
Series D preferred stock warrants
Warrants
Warrants Outstanding (in shares)	29,889
Exercise Price (in dollars per share)	27.60	$ 27.60
Minimum
Warrants
Exercise Price (in dollars per share)	20.70		$ 20.70
Maximum
Warrants
Exercise Price (in dollars per share)	27.60		$ 27.60